CONSOLIDATED BALANCE SHEET	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents
Accounts Receivable, net
Total current assets
Property and equipment, net
Goodwill
TOTAL ASSETS
Current liabilities
Accrued expenses and other current liabilities	14,704
Total current liabilities	44,444
TOTAL LIABILITIES	44,444
Shareholders’ deficit:
Common Stock, $0.0001 par value, 100,000,000 shares authorized	445,500
Accumulated deficit	(639,291)
Accumulated other comprehensive loss (income)
Total shareholders’ deficit	(44,444)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT
National Holdings Investments Ltd [Member]
Current assets:
Cash and cash equivalents	7,181
Accounts Receivable, net	51,546
Other Receivables	50
Prepaid expenses and other current assets	16,077
Total current assets	74,854
Property and equipment, net	1,372
Goodwill	2,844
TOTAL ASSETS	79,070
Current liabilities
Advances from customers	64,981
Accrued expenses and other current liabilities	46,013
Total current liabilities	110,994
TOTAL LIABILITIES	110,994
Shareholders’ deficit:
Common Stock, $0.0001 par value, 100,000,000 shares authorized
Accumulated deficit	(30,873)
Accumulated other comprehensive loss (income)	(1,051)
Total shareholders’ deficit	(31,924)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 79,070